Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 44.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,895	$223,684
Guggenheim Strategy Fund II1	7,291	175,353
Total Mutual Funds
(Cost $407,564)		399,037

	Face Amount
U.S. TREASURY BILLS†† - 15.5%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$140,000	139,994
Total U.S. Treasury Bills
(Cost $139,943)		139,994

REPURCHASE AGREEMENTS††,4 - 19.9%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	130,261	130,261
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	50,101	50,101
Total Repurchase Agreements
(Cost $180,362)		180,362
Total Investments - 79.5%
(Cost $727,869)		$719,393
Other Assets & Liabilities, net - 20.5%		185,174
Total Net Assets - 100.0%		$904,567

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	14	Apr 2020	$895,038	$(233,409)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$399,037	$—	$—	$399,037
U.S. Treasury Bills	—	139,994	—	139,994
Repurchase Agreements	—	180,362	—	180,362
Total Assets	$399,037	$320,356	$—	$719,393

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$233,409	$—	$—	$233,409

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$817,677	$–	$(635,000)	$(4,451)	$(2,873)	$175,353	7,291	$3,459
Guggenheim Ultra Short Duration Fund — Institutional Class	823,023	–	(595,000)	(713)	(3,626)	223,684	22,895	3,316
	$1,640,700	$–	$(1,230,000)	$(5,164)	$(6,499)	$399,037		$6,775

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
MUTUAL FUNDS† - 51.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	998,491	$9,755,259
Guggenheim Strategy Fund III[1]	387,760	9,333,381
Guggenheim Strategy Fund II1	347,251	8,351,391
Total Mutual Funds
(Cost $28,154,353)		27,440,031

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
0.50% due 04/30/20[2,3]	$1,991,000	1,990,911
Total U.S. Treasury Bills
(Cost $1,990,186)		1,990,911

REPURCHASE AGREEMENTS††,4 - 23.9%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	9,171,388	9,171,388
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	3,527,457	3,527,457
Total Repurchase Agreements
(Cost $12,698,845)		12,698,845
Total Investments - 79.3%
(Cost $42,843,384)		$42,129,787
Other Assets & Liabilities, net - 20.7%		11,011,770
Total Net Assets - 100.0%		$53,141,557

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Long Bond Futures Contracts	12	Jun 2020	$2,155,500	$110,952
Australian Government 10 Year Bond Futures Contracts	51	Jun 2020	4,722,338	79,224
U.S. Treasury Ultra Long Bond Futures Contracts	3	Jun 2020	666,938	78,256
U.S. Treasury 2 Year Note Futures Contracts	17	Jun 2020	3,746,641	51,324
Euro - OATS Futures Contracts††	11	Jun 2020	2,026,852	44,719
Canadian Government 10 Year Bond Futures Contracts	20	Jun 2020	2,094,316	42,973
U.S. Treasury 5 Year Note Futures Contracts	7	Jun 2020	877,953	34,561
U.S. Treasury 10 Year Note Futures Contracts	5	Jun 2020	694,297	21,352
Euro - 30 year Bond Futures Contracts	2	Jun 2020	463,228	6,751
Australian Government 3 Year Bond Futures Contracts	13	Jun 2020	936,201	2,640
Long Gilt Futures Contracts††	3	Jun 2020	508,206	2,252
Euro - Bund Futures Contracts	4	Jun 2020	761,111	(9,004)
			$19,653,581	$466,000

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	23	Aug 2020	$724,500	$38,702
CBOE Volatility Index Futures Contracts	51	Sep 2020	1,527,450	35,215
Amsterdam Index Futures Contracts	3	Apr 2020	315,079	30,733
DAX Index Futures Contracts	1	Jun 2020	270,241	29,999
S&P 500 Index Mini Futures Contracts	2	Jun 2020	257,250	20,059
MSCI Taiwan Stock Index Futures Contracts	15	Apr 2020	558,150	11,698
NASDAQ-100 Index Mini Futures Contracts	2	Jun 2020	311,900	10,783
CAC 40 10 Euro Index Futures Contracts	4	Apr 2020	191,689	3,942
SPI 200 Index Futures Contracts	2	Jun 2020	159,296	3,005
			$4,315,555	$184,136

Currency Futures Contracts Purchased†
British Pound Futures Contracts	13	Jun 2020	$1,011,319	$70,332
New Zealand Dollar Futures Contracts	19	Jun 2020	1,133,160	30,148
Canadian Dollar Futures Contracts	36	Jun 2020	2,559,960	25,887

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased† (continued)
Australian Dollar Futures Contracts	4	Jun 2020	$246,120	$14,878
Japanese Yen Futures Contracts	2	Jun 2020	233,250	(1,767)
			$5,183,809	$139,478

Commodity Futures Contracts Purchased†
Gasoline RBOB Futures Contracts	66	Jun 2020	$1,958,418	$30,324
Wheat Futures Contracts	23	May 2020	652,913	7,573
Hard Red Winter Wheat Futures Contracts	11	May 2020	270,050	5,855
LME Lead Futures Contracts	1	May 2020	43,575	959
Soybean Futures Contracts	5	May 2020	221,375	889
Soybean Meal Futures Contracts	13	May 2020	417,690	(559)
Coffee 'C' Futures Contracts	3	May 2020	132,863	(4,734)
Gold 100 oz. Futures Contracts	7	Jun 2020	1,113,770	(5,681)
Gasoline RBOB Futures Contracts	2	Apr 2020	49,031	(23,962)
Brent Crude Futures Contracts	6	Apr 2020	156,060	(31,430)
Live Cattle Futures Contracts	36	Jun 2020	1,325,880	(60,633)
WTI Crude Futures Contracts	55	Jun 2020	1,506,450	(99,140)
Brent Crude Futures Contracts	55	Jun 2020	1,757,800	(139,241)
Natural Gas Futures Contracts	106	Apr 2020	1,755,360	(174,550)
Sugar #11 Futures Contracts	312	Jun 2020	3,679,603	(252,971)
			$15,040,838	$(747,301)

Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	341	Sep 2020	$4,117,098	$514,970
WTI Crude Futures Contracts	67	Apr 2020	1,359,430	313,592
Brent Crude Futures Contracts	60	Apr 2020	1,560,600	253,641
Natural Gas Futures Contracts	133	Jun 2020	2,549,610	188,404
Low Sulphur Gas Oil Futures Contracts	19	May 2020	549,575	145,794
Gasoline RBOB Futures Contracts	72	Apr 2020	1,765,109	115,946
LME Primary Aluminum Futures Contracts	25	May 2020	946,531	60,938
Cotton #2 Futures Contracts	24	May 2020	613,200	57,666
Lean Hogs Futures Contracts	17	Jun 2020	410,380	56,321
Sugar #11 Futures Contracts	57	Apr 2020	667,128	46,707
Corn Futures Contracts	52	May 2020	888,550	42,167
Copper Futures Contracts	12	May 2020	665,250	39,038
NY Harbor ULSD Futures Contracts	4	Apr 2020	166,572	33,695
Natural Gas Futures Contracts	23	Apr 2020	380,880	27,391
Soybean Oil Futures Contracts	23	May 2020	373,566	6,233
LME Nickel Futures Contracts	4	May 2020	275,148	3,538
LME Zinc Futures Contracts	8	May 2020	380,460	629
Cocoa Futures Contracts	8	May 2020	179,120	(205)
Soybean Futures Contracts	8	May 2020	354,200	(2,905)
Coffee 'C' Futures Contracts	1	May 2020	44,288	(3,416)
Platinum Futures Contracts	1	Jul 2020	36,160	(5,033)
Cattle Feeder Futures Contracts	5	May 2020	304,875	(6,403)
LME Lead Futures Contracts	5	May 2020	217,875	(9,671)
Hard Red Winter Wheat Futures Contracts	12	May 2020	294,600	(10,749)
Live Cattle Futures Contracts	12	Jun 2020	441,960	(13,931)
Silver Futures Contracts	3	May 2020	212,325	(29,334)
Live Cattle Futures Contracts	41	Oct 2020	1,585,470	(62,352)
			$21,339,960	$1,762,671

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	27	May 2020	$1,098,900	$139,322
IBEX 35 Index Futures Contracts††	1	Apr 2020	74,304	3,478
CBOE Volatility Index Futures Contracts	1	Jun 2020	36,950	1,789
CAC 40 10 Euro Index Futures Contracts	1	Apr 2020	47,922	426
CBOE Volatility Index Futures Contracts	3	Apr 2020	140,700	(894)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
FTSE/JSE TOP 40 Index Futures Contracts††	4	Jun 2020	$90,463	$(1,404)
SPI 200 Index Futures Contracts	1	Jun 2020	79,648	(3,479)
HSCEI Index Futures Contracts††	2	Apr 2020	123,603	(3,887)
OMX Stockholm 30 Index Futures Contracts	5	Apr 2020	73,401	(5,179)
Hang Seng Index Futures Contracts††	2	Apr 2020	303,782	(9,409)
Russell 2000 Index Mini Futures Contracts	3	Jun 2020	172,380	(9,831)
Euro STOXX 50 Index Futures Contracts	10	Jun 2020	298,721	(10,798)
FTSE 100 Index Futures Contracts	7	Jun 2020	485,335	(10,909)
Tokyo Stock Price Index Futures Contracts	2	Jun 2020	258,290	(15,135)
			$3,284,399	$74,090

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	56	Jun 2020	$7,301,000	$114,101
Canadian Dollar Futures Contracts	26	Jun 2020	1,848,860	29,197
Mexican Peso Futures Contracts	31	Jun 2020	646,350	26,239
Australian Dollar Futures Contracts	22	Jun 2020	1,353,660	18,347
Japanese Yen Futures Contracts	13	Jun 2020	1,516,125	(21,608)
Euro FX Futures Contracts	16	Jun 2020	2,212,700	(34,848)
British Pound Futures Contracts	23	Jun 2020	1,789,256	(79,236)
			$16,667,951	$52,192

Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	21	Jun 2020	$3,995,833	$30,959
Long Gilt Futures Contracts††	12	Jun 2020	2,032,824	236
Euro - BTP Italian Government Bond Futures Contracts††	11	Jun 2020	1,716,204	(2,447)
Euro - Schatz Futures Contracts	32	Jun 2020	3,956,790	(3,103)
Australian Government 3 Year Bond Futures Contracts	20	Jun 2020	1,440,310	(3,496)
Euro - Bobl Futures Contracts	5	Jun 2020	745,481	(5,014)
Canadian Government 10 Year Bond Futures Contracts	7	Jun 2020	733,011	(8,674)
			$14,620,453	$8,461

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$27,440,031	$—	$—	$27,440,031
U.S. Treasury Bills	—	1,990,911	—	1,990,911
Repurchase Agreements	—	12,698,845	—	12,698,845
Commodity Futures Contracts**	1,952,270	—	—	1,952,270
Interest Rate Futures Contracts**	458,992	47,207	—	506,199
Equity Futures Contracts**	325,673	3,478	—	329,151
Currency Futures Contracts**	329,129	—	—	329,129
Total Assets	$30,506,095	$14,740,441	$—	$45,246,536

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$936,900	$—	$—	$936,900
Currency Futures Contracts**	137,459	—	—	137,459
Equity Futures Contracts**	56,225	14,700	—	70,925
Interest Rate Futures Contracts**	29,291	2,447	—	31,738
Total Liabilities	$1,159,875	$17,147	$—	$1,177,022

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,666,613	$9,725,122	$(5,800,000)	$(66,135)	$(174,209)	$8,351,391	347,251	$25,386
Guggenheim Strategy Fund III	9,534,979	50,043	–	–	(251,641)	9,333,381	387,760	50,514
Guggenheim Ultra Short Duration Fund — Institutional Class	7,222,483	8,337,978	(5,600,000)	(49,005)	(156,197)	9,755,259	998,491	38,315
	$21,424,075	$18,113,143	$(11,400,000)	$(115,140)	$(582,047)	$27,440,031		$114,215

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 36.0%
Consumer, Non-cyclical - 6.9%
Allergan plc[1]	5,360	$949,256
Ra Pharmaceuticals, Inc.*	7,970	382,640
Wright Medical Group N.V.*,1	12,771	365,889
Craft Brew Alliance, Inc.*	15,407	229,564
Progenics Pharmaceuticals, Inc.*	42,000	159,600
Forty Seven, Inc.*	1,630	155,535
Total Consumer, Non-cyclical		2,242,484
Industrial - 6.4%
Advanced Disposal Services, Inc.*,1	20,043	657,410
KEMET Corp.	21,218	512,627
Tech Data Corp.*,1	3,600	471,060
Fitbit, Inc. — Class A*	46,662	310,769
Hexcel Corp.*	4,200	151,875
Total Industrial		2,103,741
Consumer, Cyclical - 5.7%
Tiffany & Co.[1]	6,933	897,824
WABCO Holdings, Inc.*,1	3,383	456,874
Caesars Entertainment Corp.*,1	45,473	307,397
Delphi Technologies plc*,1	13,011	104,739
Anixter International, Inc.*	1,113	97,799
Total Consumer, Cyclical		1,864,633
Financial - 5.5%
Taubman Centers, Inc. REIT	7,744	324,319
Legg Mason, Inc.	6,135	299,695
IBERIABANK Corp.	5,458	197,361
CenterState Bank Corp.	11,423	196,818
Front Yard Residential Corp. REIT	16,309	194,892
Franklin Financial Network, Inc.	6,700	136,511
Carolina Financial Corp.	5,102	131,989
E*TRADE Financial Corp.	3,758	128,975
Texas Capital Bancshares, Inc.*	4,663	103,379
Genworth Financial, Inc. — Class A*	26,837	89,099
Total Financial		1,803,038
Technology - 4.7%
Cypress Semiconductor Corp.[1]	26,363	614,785
Mellanox Technologies Ltd.*	3,755	455,557
ForeScout Technologies, Inc.*	9,399	296,914
Adesto Technologies Corp.*	16,480	184,411
Total Technology		1,551,667
Communications - 2.4%
LogMeIn, Inc.	4,785	398,495
Acacia Communications, Inc.*,1	5,000	335,900
Telaria, Inc.*,1	7,946	47,676
Total Communications		782,071
Utilities - 1.7%
El Paso Electric Co.	8,063	547,962
Energy - 1.4%
Tallgrass Energy, LP — Class A	24,105	396,768
EQM Midstream Partners, LP	5,904	69,667
Total Energy		466,435
Basic Materials - 1.3%
OMNOVA Solutions, Inc.*	43,205	438,099
Cleveland-Cliffs, Inc.	1	3
Total Basic Materials		438,102
Total Common Stocks
(Cost $12,986,662)		11,800,133

RIGHTS† - 0.1%
Consumer, Non-cyclical - 0.1%
Bristol-Myers Squibb Co.*	6,173	23,457
Alexion Pharmaceuticals, Inc.*	34,843	–
Total Rights
(Cost $14,198)		23,457

MUTUAL FUNDS† - 15.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	235,781	2,303,581
Guggenheim Strategy Fund II2	82,772	1,990,669
Guggenheim Strategy Fund III[2]	33,165	798,278
Total Mutual Funds
(Cost $5,231,879)		5,092,528

CLOSED-END FUNDS† - 7.1%
GDL Fund	3,749	29,392
Nuveen Quality Municipal Income Fund	2,088	28,689
RMR Real Estate Income Fund	2,254	22,878
New Ireland Fund, Inc.	3,434	21,188
Morgan Stanley China A Share Fund, Inc.	1,156	20,947
Boulder Growth & Income Fund, Inc.	2,110	19,412
Dividend and Income Fund	2,093	18,397
Taiwan Fund, Inc.	1,090	17,931
Japan Smaller Capitalization Fund, Inc.	2,529	17,829
Brookfield Real Assets Income Fund, Inc.	1,197	17,574
Templeton Dragon Fund, Inc.	1,014	17,289
General American Investors Company, Inc.	626	17,171
Nuveen Georgia Quality Municipal Income Fund	1,381	16,406
Nuveen Ohio Quality Municipal Income Fund	1,113	16,394
Aberdeen Japan Equity Fund, Inc.	2,585	16,156
Swiss Helvetia Fund, Inc.	2,295	15,950
Nuveen Michigan Quality Municipal Income Fund	1,181	15,849
Neuberger Berman New York Municipal Fund, Inc.	1,352	15,643
BlackRock MuniYield Pennsylvania Quality Fund	1,158	15,540
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,256	15,537
BlackRock California Municipal Income Trust	1,224	15,533
Nuveen Maryland Quality Municipal Income Fund	1,224	15,459
Neuberger Berman California Municipal Fund, Inc.	1,171	15,399

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
CLOSED-END FUNDS† - 7.1% (continued)
BlackRock MuniHoldings California Quality Fund, Inc.	1,155	$15,396
Nuveen Pennsylvania Quality Municipal Income Fund	1,153	15,346
New Germany Fund, Inc.	1,314	15,256
Nuveen New Jersey Quality Municipal Income Fund	1,132	15,214
Nuveen New Jersey Municipal Value Fund	1,186	15,181
Morgan Stanley India Investment Fund, Inc.	1,183	15,154
BlackRock MuniYield Quality Fund III, Inc.	1,176	15,029
BlackRock MuniHoldings Investment Quality Fund	1,141	14,924
Tekla Healthcare Investors	837	14,907
BlackRock MuniHoldings Quality Fund, Inc.	1,247	14,902
BlackRock MuniYield California Fund, Inc.	1,126	14,897
BlackRock MuniHoldings Quality Fund II, Inc.	1,239	14,868
European Equity Fund, Inc.	2,091	14,783
Adams Diversified Equity Fund, Inc.	1,162	14,630
Western Asset Intermediate Muni Fund, Inc.	1,734	14,618
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,108	14,615
Eaton Vance New York Municipal Bond Fund	1,262	14,601
BlackRock MuniYield Quality Fund II, Inc.	1,182	14,598
AllianceBernstein National Municipal Income Fund, Inc.	1,142	14,560
Gabelli Healthcare & WellnessRx Trust	1,679	14,540
Eaton Vance California Municipal Income Trust	1,087	14,468
Western Asset Inflation-Linked Opportunities & Income Fund	1,511	14,445
BlackRock Municipal Income Quality Trust	1,089	14,429
BlackRock MuniYield California Quality Fund, Inc.	1,064	14,396
Korea Fund, Inc.	643	14,377
Eaton Vance Municipal Bond Fund	1,150	14,352
BlackRock MuniYield New York Quality Fund, Inc.	1,173	14,346
Pioneer Municipal High Income Advantage Trust	1,405	14,303
Tekla Life Sciences Investors	954	14,291
BlackRock Municipal 2030 Target Term Trust	630	14,288
BlackRock MuniYield Michigan Quality Fund, Inc.	1,077	14,270
Nuveen New York AMT-Free Quality Municipal Income Fund	1,137	14,213
DWS Municipal Income Trust	1,312	14,143
MFS Investment Grade Municipal Trust	1,539	14,113
BlackRock MuniHoldings New York Quality Fund, Inc.	1,118	14,087
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,336	14,081
Western Asset Inflation - Linked Securities & Income Fund	1,338	14,062
Nuveen Massachusetts Quality Municipal Income Fund	1,041	14,053
BlackRock New York Municipal Income Quality Trust	1,122	14,025
Nuveen Arizona Quality Municipal Income Fund	1,131	14,024
Delaware Investments National Municipal Income Fund	1,142	13,978
Nuveen AMT-Free Quality Municipal Income Fund	1,030	13,946
Western Asset Municipal Partners Fund, Inc.	1,020	13,933
BlackRock Muni Intermediate Duration Fund, Inc.	1,066	13,922
Eaton Vance California Municipal Bond Fund	1,318	13,905
Aberdeen Asia-Pacific Income Fund, Inc.	4,084	13,804
Nuveen New York Quality Municipal Income Fund	1,044	13,708
Pioneer Municipal High Income Trust	1,203	13,618
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,627	13,608
Federated Premier Municipal Income Fund	1,041	13,585
DTF Tax-Free Income, Inc.	961	13,406
Templeton Emerging Markets Fund/United States	1,190	13,269
BlackRock New York Municipal Income Trust II	1,023	13,248
Source Capital, Inc.	430	13,197
Aberdeen Global Dynamic Dividend Fund	1,789	13,131
Nuveen Multi-Market Income Fund	2,139	13,054
Voya Global Equity Dividend and Premium Opportunity Fund	2,840	12,950
Tekla Healthcare Opportunities Fund	841	12,918
Nuveen California Quality Municipal Income Fund	942	12,896
Aberdeen Total Dynamic Dividend Fund	1,952	12,844
BlackRock Enhanced Global Dividend Trust	1,548	12,833
Western Asset High Income Opportunity Fund, Inc.	3,011	12,676
MFS Charter Income Trust	1,707	12,632
Eaton Vance Municipal Income Trust	1,054	12,627
Voya Infrastructure Industrials and Materials Fund	1,547	12,577

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
CLOSED-END FUNDS† - 7.1% (continued)
Clough Global Opportunities Fund	1,739	$12,469
Eaton Vance Short Duration Diversified Income Fund	1,140	12,460
BlackRock Core Bond Trust	937	12,397
Putnam Municipal Opportunities Trust	1,038	12,383
Franklin Universal Trust	2,021	12,348
Nuveen California AMT-Free Quality Municipal Income Fund	866	12,263
Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,462	12,237
Nuveen Virginia Quality Municipal Income Fund	947	12,235
Eaton Vance Limited Duration Income Fund	1,156	12,219
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,333	12,155
BlackRock Enhanced International Dividend Trust	2,687	12,091
First Trust High Income Long/Short Fund	988	12,024
Lazard Global Total Return and Income Fund, Inc.	1,001	12,022
Sprott Focus Trust, Inc.	2,389	12,018
India Fund, Inc.	882	12,013
Central and Eastern Europe Fund, Inc.	682	11,962
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,560	11,934
Ivy High Income Opportunities Fund	1,137	11,825
Voya Asia Pacific High Dividend Equity Income Fund	1,814	11,809
Madison Covered Call & Equity Strategy Fund	2,329	11,785
Nuveen Floating Rate Income Opportunity Fund	1,584	11,769
Invesco High Income Trust II	1,097	11,749
PGIM Global High Yield Fund, Inc.	1,061	11,735
Tri-Continental Corp.	559	11,689
Templeton Emerging Markets Income Fund	1,562	11,684
Western Asset Global High Income Fund, Inc.	1,561	11,676
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,205	11,580
Herzfeld Caribbean Basin Fund, Inc.	3,301	11,553
AllianzGI Equity & Convertible Income Fund	621	11,551
PGIM High Yield Bond Fund, Inc.	990	11,464
Voya Global Advantage and Premium Opportunity Fund	1,482	11,352
AllianceBernstein Global High Income Fund, Inc.	1,224	11,334
Nuveen Senior Income Fund	2,563	11,329
Salient Midstream & MLP Fund	3,239	11,272
BlackRock Debt Strategies Fund, Inc.	1,329	11,230
Royce Micro-Capital Trust, Inc.	2,017	11,215
Western Asset High Income Fund II, Inc.	2,231	11,177
Voya Emerging Markets High Income Dividend Equity Fund	1,898	11,065
BlackRock Limited Duration Income Trust	875	11,043
MFS Multimarket Income Trust	2,178	10,955
Royce Value Trust, Inc.	1,130	10,927
Nuveen Floating Rate Income Fund	1,444	10,902
Gabelli Dividend & Income Trust	733	10,856
BlackRock Resources & Commodities Strategy Trust	2,151	10,841
Eaton Vance Floating-Rate Income Plus Fund	928	10,793
Western Asset High Yield Defined Opportunity Fund, Inc.	873	10,764
Nuveen Credit Strategies Income Fund	1,898	10,762
BNY Mellon High Yield Strategies Fund	4,722	10,719
Western Asset Emerging Markets Debt Fund, Inc.	1,016	10,698
Pioneer Diversified High Income Trust	1,014	10,637
BlackRock Corporate High Yield Fund, Inc.	1,207	10,622
Nuveen Global High Income Fund	947	10,587
Aberdeen Global Premier Properties Fund	2,496	10,583
Wells Fargo Income Opportunities Fund	1,656	10,565
CBRE Clarion Global Real Estate Income Fund	1,995	10,454
First Trust Aberdeen Global Opportunity Income Fund	1,181	10,393
BlackRock Multi-Sector Income Trust	857	10,344
Clough Global Equity Fund	1,168	10,337
Aberdeen Australia Equity Fund, Inc.	2,633	10,269
Eagle Growth & Income Opportunities Fund	966	10,240
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,014	10,090
Adams Natural Resources Fund, Inc.	1,213	10,056
Delaware Enhanced Global Dividend & Income Fund	1,339	9,976
Credit Suisse Asset Management Income Fund, Inc.	4,157	9,935
Cohen & Steers Infrastructure Fund, Inc.	525	9,896
Gabelli Global Utility & Income Trust	729	9,893

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
CLOSED-END FUNDS† - 7.1% (continued)
Clough Global Dividend and Income Fund	1,181	$9,885
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,307	9,842
First Trust Aberdeen Emerging Opportunity Fund	986	9,781
Nuveen Diversified Dividend & Income Fund	1,379	9,708
Voya Natural Resources Equity Income Fund	4,474	9,664
Macquarie Global Infrastructure Total Return Fund, Inc.	610	9,449
John Hancock Investors Trust	747	9,397
Pioneer High Income Trust	1,456	9,348
Wells Fargo Global Dividend Opportunity Fund	2,473	9,150
Nuveen Real Estate Income Fund	1,339	9,092
Duff & Phelps Utility and Infrastructure Fund, Inc.	946	8,940
Principal Real Estate Income Fund	730	8,840
First Trust Dynamic Europe Equity Income Fund	948	8,693
Cushing Renaissance Fund	1,369	8,282
Nuveen Real Asset Income and Growth Fund	781	7,709
First Trust Energy Infrastructure Fund	853	7,668
LMP Capital and Income Fund, Inc.	942	7,593
Kayne Anderson Midstream/Energy Fund, Inc.	2,265	7,542
BlackRock Credit Allocation Income Trust	643	7,497
Cushing Energy Income Fund	2,786	7,355
Advent Convertible and Income	638	6,788
Tortoise Power and Energy Infrastructure Fund, Inc.	948	6,627
Cushing MLP & Infrastructure Total Return Fund	1,702	6,008
First Trust New Opportunities MLP & Energy Fund	1,604	5,774
Tortoise Energy Independence Fund, Inc.	4,010	4,612
Neuberger Berman MLP & Energy Income Fund, Inc.	2,369	4,477
Kayne Anderson MLP/Midstream Investment Co.	1,108	4,022
Tortoise Pipeline & Energy Fund, Inc.	1,356	3,593
Nuveen All Capital Energy MLP Opportunities Fund	3,046	3,381
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,983	2,737
ClearBridge Energy Midstream Opportunity Fund, Inc.	2,100	2,730
Nuveen Energy MLP Total Return Fund	1,872	2,696
Goldman Sachs MLP Energy and Renaissance Fund	3,714	2,637
ClearBridge MLP & Midstream Fund, Inc.	1,405	2,571
Total Closed-End Funds
(Cost $2,842,210)		2,314,911

	Face Amount
U.S. TREASURY BILLS†† - 16.2%
U.S. Treasury Bills
1.51% due 06/04/20[3,4]	$4,000,000	3,999,484
0.50% due 04/30/20[4,5]	1,295,000	1,294,943
Total U.S. Treasury Bills
(Cost $5,283,661)		5,294,427

REPURCHASE AGREEMENTS††,6 - 9.4%
J.P. Morgan Securities LLC issued 03/31/20 at 0.01% due 04/01/20	2,212,449	2,212,449
BofA Securities, Inc. issued 03/31/20 at 0.00% due 04/01/20	850,942	850,942
Total Repurchase Agreements
(Cost $3,063,391)		3,063,391
Total Investments - 84.4%
(Cost $29,422,001)		$27,588,847

	Shares
COMMON STOCKS SOLD SHORT† - (5.8)%
Communications - (0.1)%
Rubicon Project, Inc.*	8,817	(48,935)
Energy - (0.2)%
Equitrans Midstream Corp.	14,406	(72,462)
Industrial - (0.5)%
Woodward, Inc.	2,604	(154,782)
Consumer, Cyclical - (0.6)%
WESCO International, Inc.*	267	(6,101)
Eldorado Resorts, Inc.*	4,088	(58,867)
BorgWarner, Inc.	5,899	(143,759)
Total Consumer, Cyclical		(208,727)
Consumer, Non-cyclical - (1.6)%
Lantheus Holdings, Inc.*	13,020	(166,135)
AbbVie, Inc.	4,642	(353,674)
Total Consumer, Non-cyclical		(519,809)
Financial - (2.8)%
Independent Bank Group, Inc.	4,808	(113,854)
FB Financial Corp.	6,467	(126,039)
United Bankshares, Inc.	5,765	(133,056)
Morgan Stanley	3,920	(133,280)
First Horizon National Corp.	25,019	(201,653)
South State Corp.	3,489	(204,909)
Total Financial		(912,791)
Total Common Stocks Sold Short
(Proceeds $2,619,830)		(1,917,506)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.9)%
Industrial Select Sector SPDR Fund	50	(2,950)
Technology Select Sector SPDR Fund	44	(3,536)
SPDR S&P 500 ETF Trust	16	(4,124)
iShares 7-10 Year Treasury Bond ETF	56	(6,803)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.9)% (continued)
iShares 20+ Year Treasury Bond ETF	43	$(7,094)
iShares Russell 1000 Value ETF	123	(12,199)
iShares Russell 1000 Growth ETF	84	(12,654)
Consumer Discretionary Select Sector SPDR Fund	147	(14,418)
Consumer Staples Select Sector SPDR Fund	302	(16,450)
Materials Select Sector SPDR Fund	375	(16,890)
VanEck Vectors Gold Miners ETF	868	(19,999)
iShares MSCI South Korea ETF	454	(21,302)
iShares MSCI Mexico ETF	808	(22,907)
iShares MSCI Emerging Markets ETF	697	(23,789)
iShares MSCI Taiwan ETF	831	(27,398)
Invesco QQQ Trust Series 1	163	(31,035)
iShares MSCI EAFE ETF	776	(41,485)
iShares China Large-Capital ETF	1,193	(44,785)
Health Care Select Sector SPDR Fund	520	(46,062)
Utilities Select Sector SPDR Fund	842	(46,655)
Financial Select Sector SPDR Fund	2,357	(49,073)
VanEck Vectors Russia ETF	3,148	(52,509)
iShares U.S. Real Estate ETF	802	(55,795)
iShares MSCI Australia ETF	4,041	(62,797)
iShares MSCI United Kingdom ETF	2,810	(67,103)
iShares MSCI Japan ETF	1,447	(71,467)
iShares Russell 2000 Index ETF	652	(74,628)
Energy Select Sector SPDR Fund	4,103	(119,233)
iShares TIPS Bond ETF	1,206	(142,211)
SPDR Bloomberg Barclays High Yield Bond ETF	2,192	(207,670)
iShares iBoxx High Yield Corporate Bond ETF	3,370	(259,726)
iShares Core U.S. Aggregate Bond ETF	2,509	(289,463)
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,566	(687,457)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,979,778)		(2,561,667)
Total Securities Sold Short - (13.7)%
(Proceeds $5,599,608)		(4,479,173)

	Contracts
LISTED OPTIONS WRITTEN† - 0.0%
Call options on:
Mellanox Technologies, Ltd. Expiring June 2020 with strike price of $125.00 (Notional Value $206,244)	17	(722)
Total Listed Options Written
(Premiums received $4,024)		(722)
Other Assets & Liabilities, net - 29.3%		9,578,204
Total Net Assets - 100.0%		$32,687,156

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	28	Jun 2020	$2,592,656	$27,987
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2020	222,312	26,085
Euro - OATS Futures Contracts††	6	Jun 2020	1,105,556	24,174
U.S. Treasury Long Bond Futures Contracts	2	Jun 2020	359,250	20,512
Canadian Government 10 Year Bond Futures Contracts	11	Jun 2020	1,151,874	18,961
U.S. Treasury 10 Year Note Futures Contracts	2	Jun 2020	277,719	4,195
Euro - 30 year Bond Futures Contracts	1	Jun 2020	231,614	3,375
			$5,940,981	$125,289

Currency Futures Contracts Purchased†
British Pound Futures Contracts	8	Jun 2020	$622,350	$36,131
New Zealand Dollar Futures Contracts	11	Jun 2020	656,040	18,076
Canadian Dollar Futures Contracts	21	Jun 2020	1,493,310	15,059
Australian Dollar Futures Contracts	3	Jun 2020	184,590	11,159
Japanese Yen Futures Contracts	1	Jun 2020	116,625	(1,909)
			$3,072,915	$78,516

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	21	Aug 2020	$661,500	$27,892

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
CBOE Volatility Index Futures Contracts	47	Sep 2020	$1,407,650	$19,634
			$2,069,150	$47,526

Commodity Futures Contracts Purchased†
Gasoline RBOB Futures Contracts	37	Jun 2020	$1,097,901	$17,000
Gold 100 oz. Futures Contracts	1	Jun 2020	159,110	10,957
Soybean Futures Contracts	3	May 2020	132,825	533
Soybean Meal Futures Contracts	8	May 2020	257,040	(514)
Wheat Futures Contracts	7	May 2020	198,713	(3,608)
Live Cattle Futures Contracts	20	Jun 2020	736,600	(33,685)
WTI Crude Futures Contracts	31	Jun 2020	849,090	(55,879)
Brent Crude Futures Contracts	32	Jun 2020	1,022,720	(81,013)
Natural Gas Futures Contracts	60	Apr 2020	993,600	(140,133)
Sugar #11 Futures Contracts	177	Jun 2020	2,087,467	(202,135)
			$7,535,066	$(488,477)

Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	193	Sep 2020	$2,330,205	$358,218
WTI Crude Futures Contracts	35	Apr 2020	710,150	166,104
Brent Crude Futures Contracts	34	Apr 2020	884,340	149,744
Natural Gas Futures Contracts	76	Jun 2020	1,456,920	130,526
Gasoline RBOB Futures Contracts	41	Apr 2020	1,005,131	80,565
Low Sulphur Gas Oil Futures Contracts	3	May 2020	86,775	34,745
NY Harbor ULSD Futures Contracts	2	Apr 2020	83,286	21,012
Corn Futures Contracts	14	May 2020	239,225	19,773
Sugar #11 Futures Contracts	14	Apr 2020	163,856	14,734
Soybean Oil Futures Contracts	11	May 2020	178,662	14,309
LME Primary Aluminum Futures Contracts	5	May 2020	189,306	11,235
Lean Hogs Futures Contracts	2	Jun 2020	48,280	6,334
Cotton #2 Futures Contracts	3	May 2020	76,650	6,256
Cattle Feeder Futures Contracts	3	May 2020	182,925	4,941
Cocoa Futures Contracts	5	May 2020	111,950	74
Copper Futures Contracts	1	May 2020	55,438	(816)
LME Nickel Futures Contracts	1	May 2020	68,787	(1,456)
Hard Red Winter Wheat Futures Contracts	7	May 2020	171,850	(2,821)
LME Zinc Futures Contracts	2	May 2020	95,115	(2,952)
Coffee 'C' Futures Contracts	1	May 2020	44,288	(4,316)
LME Lead Futures Contracts	3	May 2020	130,725	(9,047)
Silver Futures Contracts	1	May 2020	70,775	(10,153)
Live Cattle Futures Contracts	23	Oct 2020	889,410	(66,487)
			$9,274,049	$920,522

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	24	May 2020	$976,800	$134,513
CBOE Volatility Index Futures Contracts	1	Jun 2020	36,950	1,789
FTSE 100 Index Futures Contracts	1	Jun 2020	69,334	796
Euro STOXX 50 Index Futures Contracts	1	Jun 2020	29,872	396
Russell 2000 Index Mini Futures Contracts	1	Jun 2020	57,460	(142)
CBOE Volatility Index Futures Contracts	3	Apr 2020	140,700	(894)
OMX Stockholm 30 Index Futures Contracts	3	Apr 2020	44,040	(3,108)
			$1,355,156	$133,350

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	33	Jun 2020	$4,302,375	$79,875
Euro FX Futures Contracts	5	Jun 2020	691,469	(9,190)
			$4,993,844	$70,685

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Sold Short†
Euro - Bund Futures Contracts	12	Jun 2020	$2,283,333	$16,613
Long Gilt Futures Contracts††	8	Jun 2020	1,355,216	597
Euro - BTP Italian Government Bond Futures Contracts††	7	Jun 2020	1,092,130	(1,836)
			$4,730,679	$15,374

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements ††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	0.50% (Fed Funds Effective Rate + 0.40%)	At Maturity	08/31/23	$4,979,080	$(268,521)
Goldman Sachs International	GS Equity Market Neutral Custom Basket	0.54% (Fed Funds Effective Rate + 0.45%)	At Maturity	05/06/24	4,546,982	(485,387)
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	0.50% (Fed Funds Effective Rate + 0.40%)	At Maturity	08/31/23	4,833,067	(1,278,987)
Goldman Sachs International	GS Long/Short Equity Custom Basket	0.54% (Fed Funds Effective Rate + 0.45%)	At Maturity	05/06/24	4,816,962	(1,340,248)
					$19,176,091	$(3,373,143)
OTC Custom Basket Swap Agreements Sold Short ††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	(0.20%) (Fed Funds Effective Rate - 0.30%)	At Maturity	08/31/23	$3,232,739	$426,532
Goldman Sachs International	GS Long/Short Equity Custom Basket	(0.11%) (Fed Funds Effective Rate - 0.20%)	At Maturity	05/06/24	3,028,339	428,334
Goldman Sachs International	GS Equity Market Neutral Custom Basket	(0.20%) (Fed Funds Effective Rate - 0.29%)	At Maturity	05/06/24	4,711,105	1,794,072
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	(0.27%) (Fed Funds Effective Rate - 0.37%)	At Maturity	08/31/23	4,756,205	1,810,434
					$15,728,388	$4,459,372

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Safehold, Inc.	6,143	7.79%	$209,026
Equinix, Inc.	360	4.52%	67,125
Americold Realty Trust	12,648	8.65%	30,889
Capstead Mortgage Corp.	41,349	3.49%	29,682
Terreno Realty Corp.	2,668	2.77%	26,503
Rexford Industrial Realty, Inc.	3,080	2.54%	22,949
SBA Communications Corp.	629	3.41%	4,855
Equity LifeStyle Properties, Inc.	3,790	4.38%	3,775
Sun Communities, Inc.	1,780	4.46%	3,710
CoreSite Realty Corp.	1,026	2.39%	3,602
Acadia Realty Trust	8,210	2.04%	2,056
CyrusOne, Inc.	1,450	1.80%	980
Sabra Health Care REIT, Inc.	9,165	2.01%	(1,003)
Agree Realty Corp.	2,344	2.91%	(2,332)
Ventas, Inc.	3,646	1.96%	(6,443)
American Tower Corp. — Class A	511	2.23%	(7,087)
Innovative Industrial Properties, Inc.	2,190	3.34%	(7,703)
Iron Mountain, Inc.	3,573	1.71%	(28,291)
Invitation Homes, Inc.	8,806	3.78%	(30,794)
Alexandria Real Estate Equities, Inc.	1,683	4.63%	(34,012)
Highwoods Properties, Inc.	4,998	3.56%	(39,456)
Healthpeak Properties, Inc.	10,117	4.85%	(42,676)
Corporate Office Properties Trust	8,876	3.95%	(45,066)
American Homes 4 Rent — Class A	10,538	4.91%	(50,862)
Regency Centers Corp.	2,195	1.69%	(61,741)
MGM Growth Properties LLC — Class A	9,482	4.51%	(61,973)
Federal Realty Investment Trust	1,094	1.64%	(62,502)
Spirit Realty Capital, Inc.	4,518	2.37%	(89,221)
Ryman Hospitality Properties, Inc.	2,372	1.71%	(102,511)
Total Financial			(268,521)
Total MS Equity Market Neutral Long Custom Basket			$(268,521)

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Service Properties Trust	10,994	(1.26)%	209,480
Washington Prime Group, Inc.	49,909	(0.84)%	147,289
Diversified Healthcare Trust	29,319	(2.24)%	122,220
Kimco Realty Corp.	12,720	(2.59)%	122,057
Brixmor Property Group, Inc.	10,878	(2.17)%	118,616
Brandywine Realty Trust	18,684	(4.13)%	96,263
CBRE Group, Inc. — Class A	3,768	(2.99)%	88,761
Jones Lang LaSalle, Inc.	1,356	(2.88)%	77,299
VEREIT, Inc.	30,043	(3.09)%	76,459
DiamondRock Hospitality Co.	28,773	(3.07)%	72,389
Global Net Lease, Inc.	16,111	(4.53)%	66,249
Investors Real Estate Trust	4,949	(5.72)%	61,179
Cushman & Wakefield plc	9,739	(2.40)%	55,163
PS Business Parks, Inc.	1,073	(3.06)%	48,397
Office Properties Income Trust	8,744	(5.01)%	46,657
Piedmont Office Realty Trust, Inc. — Class A	15,438	(5.73)%	38,334
Monmouth Real Estate Investment Corp.	18,316	(4.64)%	36,045
Industrial Logistics Properties Trust	6,964	(2.57)%	29,331
Washington Real Estate Investment Trust	7,600	(3.81)%	28,179
PotlatchDeltic Corp.	3,167	(2.09)%	(3,792)
Saul Centers, Inc.	3,011	(2.07)%	(4,062)
Rayonier, Inc.	4,360	(2.16)%	(6,648)
Healthcare Trust of America, Inc. — Class A	4,396	(2.24)%	(6,777)
Healthcare Realty Trust, Inc.	3,744	(2.20)%	(7,005)
Mack-Cali Realty Corp.	9,780	(3.13)%	(7,596)
Apollo Commercial Real Estate Finance, Inc.	16,892	(2.64)%	(22,653)
Total Financial			1,481,834
Consumer, Cyclical
Marriott International, Inc. — Class A	1,145	(1.80)%	69,617
Exchange-Traded Funds
Vanguard Real Estate ETF	12,896	(18.94)%	258,983
Total MS Equity Market Neutral Short Custom Basket			$1,810,434

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
Financial
Safehold, Inc.	6,117	8.50%	$207,605
Equinix, Inc.	360	4.93%	42,975
Capstead Mortgage Corp.	41,349	3.81%	28,382
Terreno Realty Corp.	2,668	3.04%	10,746
SBA Communications Corp.	629	3.73%	4,898
CoreSite Realty Corp.	1,026	2.62%	3,619
Rexford Industrial Realty, Inc.	3,080	2.78%	3,161
Acadia Realty Trust	8,210	2.24%	2,172
CyrusOne, Inc.	1,450	1.97%	1,035
Sabra Health Care REIT, Inc.	9,165	2.20%	(1,104)
Agree Realty Corp.	2,344	3.19%	(3,479)
Innovative Industrial Properties, Inc.	2,191	3.66%	(5,090)
Ventas, Inc.	3,646	2.15%	(6,652)
American Tower Corp. — Class A	511	2.45%	(7,019)
Sun Communities, Inc.	1,780	4.89%	(22,652)
Equity LifeStyle Properties, Inc.	3,790	4.79%	(26,590)
Iron Mountain, Inc.	3,573	1.87%	(28,265)
Alexandria Real Estate Equities, Inc.	1,683	5.07%	(34,036)
Highwoods Properties, Inc.	4,998	3.89%	(39,628)
Corporate Office Properties Trust	8,876	4.32%	(47,254)
American Homes 4 Rent — Class A	10,538	5.38%	(51,212)
Invitation Homes, Inc.	8,806	4.14%	(59,251)
Regency Centers Corp.	2,195	1.86%	(61,894)
MGM Growth Properties LLC — Class A	9,482	4.94%	(61,973)
Federal Realty Investment Trust	1,094	1.80%	(62,426)
Healthpeak Properties, Inc.	10,117	5.31%	(79,804)
Spirit Realty Capital, Inc.	4,518	2.60%	(89,112)
Ryman Hospitality Properties, Inc.	2,372	1.87%	(102,539)
Total Financial			(485,387)
Total GS Equity Market Neutral Long Custom Basket			$(485,387)

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET
Financial
Service Properties Trust	10,994	(1.26)%	177,157
Washington Prime Group, Inc.	49,909	(0.85)%	147,691
Diversified Healthcare Trust	29,319	(2.26)%	122,646
Kimco Realty Corp.	12,720	(2.61)%	121,327
Brixmor Property Group, Inc.	10,878	(2.19)%	118,453
Brandywine Realty Trust	18,684	(4.17)%	96,651
CBRE Group, Inc. — Class A	3,768	(3.02)%	88,806
VEREIT, Inc.	30,043	(3.12)%	79,314
Jones Lang LaSalle, Inc.	1,356	(2.91)%	77,263
DiamondRock Hospitality Co.	28,773	(3.10)%	71,913
Global Net Lease, Inc.	16,111	(4.57)%	66,160
Investors Real Estate Trust	4,129	(4.82)%	61,061
Cushman & Wakefield plc	9,739	(2.43)%	55,815
PS Business Parks, Inc.	1,073	(3.09)%	48,316
Office Properties Income Trust	8,744	(5.06)%	46,735
Piedmont Office Realty Trust, Inc. — Class A	15,438	(5.79)%	46,434
Monmouth Real Estate Investment Corp.	18,316	(4.68)%	36,011
Industrial Logistics Properties Trust	6,964	(2.59)%	29,417
Washington Real Estate Investment Trust	7,600	(3.85)%	28,339
Saul Centers, Inc.	3,011	(2.09)%	(3,677)
PotlatchDeltic Corp.	3,167	(2.11)%	(3,894)
Rayonier, Inc.	4,360	(2.18)%	(6,770)
Healthcare Trust of America, Inc. — Class A	4,396	(2.27)%	(6,771)
Healthcare Realty Trust, Inc.	3,744	(2.22)%	(6,982)
Mack-Cali Realty Corp.	9,780	(3.16)%	(7,634)
Apollo Commercial Real Estate Finance, Inc.	16,892	(2.66)%	(18,433)
Total Financial			1,465,348
Exchange-Traded Funds
Vanguard Real Estate ETF	12,896	(19.12)%	259,157
Consumer, Cyclical
Marriott International, Inc. — Class A	1,145	(1.82)%	69,567
Total GS Equity Market Neutral Short Custom Basket			$1,794,072

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Communications
Verizon Communications, Inc.	1,256	1.42%	$(1,140)
Alphabet, Inc. — Class C	48	1.17%	(1,902)
Facebook, Inc. — Class A	264	0.91%	(2,455)
Cisco Systems, Inc.	363	0.30%	(2,886)
AT&T, Inc.	1,643	0.99%	(3,570)
Charter Communications, Inc. — Class A	56	0.51%	(4,007)
Comcast Corp. — Class A	377	0.27%	(4,126)
eBay, Inc.	728	0.45%	(5,148)
Scholastic Corp.	513	0.27%	(6,299)
Altice USA, Inc. — Class A	982	0.45%	(6,485)
GCI Liberty, Inc. — Class A	439	0.52%	(7,366)
Booking Holdings, Inc.	19	0.53%	(11,791)
News Corp. — Class A	3,153	0.59%	(13,122)
Discovery, Inc. — Class A	1,483	0.60%	(14,167)
AMC Networks, Inc. — Class A	1,049	0.53%	(16,225)
Yelp, Inc. — Class A	1,084	0.40%	(18,101)
Omnicom Group, Inc.	1,305	1.48%	(22,950)
Total Communications			(141,740)
Consumer, Non-cyclical
Eli Lilly & Co.	316	0.91%	10,155
Kimberly-Clark Corp.	398	1.05%	7,206
McKesson Corp.	543	1.52%	6,047
Gilead Sciences, Inc.	489	0.76%	5,002
CVS Health Corp.	654	0.80%	4,093
JM Smucker Co.	392	0.90%	3,771
Baxter International, Inc.	196	0.33%	3,162
Merck & Company, Inc.	828	1.32%	2,482
United Therapeutics Corp.	305	0.60%	1,820
Cal-Maine Foods, Inc.	295	0.27%	1,687
General Mills, Inc.	813	0.89%	1,331
Kellogg Co.	760	0.94%	(452)
Laboratory Corporation of America Holdings	79	0.21%	(489)
Thermo Fisher Scientific, Inc.	53	0.31%	(490)
Philip Morris International, Inc.	433	0.65%	(712)
Cardinal Health, Inc.	851	0.84%	(1,052)
BioMarin Pharmaceutical, Inc.	229	0.40%	(1,204)
Halozyme Therapeutics, Inc.	993	0.37%	(1,259)
STERIS plc	173	0.50%	(1,314)
John B Sanfilippo & Son, Inc.	328	0.61%	(1,586)
Becton Dickinson and Co.	137	0.65%	(1,637)
Conagra Brands, Inc.	574	0.35%	(1,731)
Mondelez International, Inc. — Class A	411	0.43%	(1,813)
Amgen, Inc.	311	1.30%	(1,847)
Abbott Laboratories	522	0.85%	(2,189)
PepsiCo, Inc.	191	0.47%	(2,228)
TreeHouse Foods, Inc.	669	0.61%	(2,753)
Illumina, Inc.	52	0.29%	(3,186)
Johnson & Johnson	476	1.29%	(3,324)
Integer Holdings Corp.	365	0.47%	(3,732)
Alexion Pharmaceuticals, Inc.	212	0.39%	(4,017)
Archer-Daniels-Midland Co.	568	0.41%	(4,265)
Innoviva, Inc.	1,603	0.39%	(4,851)
Ingredion, Inc.	345	0.54%	(5,142)
Edwards Lifesciences Corp.	134	0.52%	(6,074)
Procter & Gamble Co.	553	1.26%	(6,826)
Medtronic plc	575	1.07%	(7,453)
Post Holdings, Inc.	564	0.97%	(7,633)
Coca-Cola Co.	705	0.65%	(7,749)
Jazz Pharmaceuticals plc	296	0.61%	(9,433)
Macquarie Infrastructure Corp.	691	0.36%	(10,839)
Hologic, Inc.	1,037	0.75%	(12,534)
Pfizer, Inc.	1,865	1.26%	(12,787)
Herbalife Nutrition Ltd.	1,151	0.69%	(14,398)
Sysco Corp.	1,130	1.07%	(16,272)
Molson Coors Beverage Co. — Class B	1,479	1.19%	(24,784)
Total Consumer, Non-cyclical			(141,299)
Consumer, Cyclical
Las Vegas Sands Corp.	104	0.09%	(2,482)
Hilton Worldwide Holdings, Inc.	96	0.14%	(3,975)
Delta Air Lines, Inc.	150	0.09%	(4,406)
Home Depot, Inc.	141	0.54%	(5,387)
JetBlue Airways Corp.	506	0.09%	(5,694)
Lowe's Companies, Inc.	170	0.30%	(6,159)
Starbucks Corp.	460	0.63%	(6,309)
BorgWarner, Inc.	502	0.25%	(6,703)
MSC Industrial Direct Company, Inc. — Class A	338	0.38%	(6,725)
Allegiant Travel Co. — Class A	83	0.14%	(7,362)
Lennar Corp. — Class A	382	0.30%	(7,712)
Gentherm, Inc.	830	0.54%	(7,984)
Aptiv plc	250	0.25%	(8,405)
Mohawk Industries, Inc.	134	0.21%	(8,550)
Cummins, Inc.	209	0.59%	(8,823)
VF Corp.	214	0.24%	(8,913)
DR Horton, Inc.	784	0.55%	(9,517)
SkyWest, Inc.	268	0.15%	(9,727)
Lear Corp.	238	0.40%	(9,784)
PulteGroup, Inc.	750	0.35%	(10,921)
Allison Transmission Holdings, Inc.	935	0.63%	(11,489)
Toll Brothers, Inc.	1,461	0.58%	(11,692)
Polaris, Inc.	253	0.25%	(13,483)
Extended Stay America, Inc.	2,043	0.31%	(14,822)
Brunswick Corp.	715	0.52%	(16,767)
Southwest Airlines Co.	789	0.58%	(17,320)
Autoliv, Inc.	551	0.52%	(17,359)
Whirlpool Corp.	301	0.53%	(19,687)
Wyndham Destinations, Inc.	737	0.33%	(21,277)
General Motors Co.	1,343	0.58%	(21,454)
Carnival Corp.	1,043	0.28%	(30,058)
Total Consumer, Cyclical			(340,946)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Utilities
FirstEnergy Corp.	1,309	1.09%	$2,696
Portland General Electric Co.	661	0.66%	981
Avista Corp.	206	0.18%	(664)
Pinnacle West Capital Corp.	296	0.46%	(781)
NiSource, Inc.	538	0.28%	(807)
AES Corp.	3,369	0.95%	(3,081)
Evergy, Inc.	371	0.42%	(3,538)
Southern Co.	699	0.78%	(3,851)
Entergy Corp.	166	0.32%	(3,937)
OGE Energy Corp.	593	0.38%	(7,675)
ALLETE, Inc.	450	0.56%	(9,034)
Exelon Corp.	1,252	0.95%	(9,085)
PPL Corp.	1,924	0.98%	(12,955)
Public Service Enterprise Group, Inc.	1,173	1.09%	(16,672)
National Fuel Gas Co.	1,101	0.85%	(18,288)
NRG Energy, Inc.	1,839	1.04%	(19,898)
Vistra Energy Corp.	2,343	0.77%	(23,412)
Total Utilities			(130,001)
Financial
Berkshire Hathaway, Inc. — Class B	57	0.22%	90
Lexington Realty Trust	5,305	1.09%	(2,194)
Sunstone Hotel Investors, Inc.	2,820	0.51%	(4,551)
Northern Trust Corp.	158	0.25%	(5,147)
Travelers Companies, Inc.	168	0.35%	(6,668)
Kennedy-Wilson Holdings, Inc.	1,286	0.36%	(11,708)
Summit Hotel Properties, Inc.	5,088	0.44%	(18,485)
Brixmor Property Group, Inc.	2,004	0.39%	(20,932)
Weingarten Realty Investors	1,910	0.57%	(27,229)
Total Financial			(96,824)
Energy
Phillips 66	172	0.19%	(4,924)
Kinder Morgan, Inc.	1,358	0.39%	(6,048)
Valero Energy Corp.	361	0.34%	(13,678)
Delek US Holdings, Inc.	855	0.28%	(14,739)
HollyFrontier Corp.	670	0.34%	(14,962)
Devon Energy Corp.	1,088	0.16%	(16,367)
Chevron Corp.	369	0.55%	(16,517)
CVR Energy, Inc.	734	0.25%	(21,505)
Exxon Mobil Corp.	921	0.72%	(32,229)
Total Energy			(140,969)
Industrial
Kansas City Southern	196	0.52%	5,347
Old Dominion Freight Line, Inc.	132	0.36%	4,322
Marten Transport Ltd.	1,121	0.48%	4,141
Werner Enterprises, Inc.	1,140	0.86%	3,021
Knight-Swift Transportation Holdings, Inc.	479	0.33%	769
Schneider National, Inc. — Class B	952	0.38%	(941)
Heartland Express, Inc.	1,240	0.48%	(1,077)
Mettler-Toledo International, Inc.	49	0.70%	(1,991)
Oshkosh Corp.	239	0.32%	(2,108)
Garmin Ltd.	252	0.39%	(2,674)
Union Pacific Corp.	190	0.55%	(3,214)
CSX Corp.	644	0.76%	(3,947)
Caterpillar, Inc.	360	0.86%	(4,027)
Westrock Co.	841	0.49%	(4,080)
Regal Beloit Corp.	529	0.69%	(4,473)
Landstar System, Inc.	454	0.90%	(4,622)
Vishay Intertechnology, Inc.	792	0.24%	(4,650)
Norfolk Southern Corp.	296	0.89%	(5,298)
Echo Global Logistics, Inc.	1,393	0.49%	(5,408)
J.B. Hunt Transport Services, Inc.	245	0.47%	(5,857)
Waters Corp.	174	0.66%	(6,810)
Gentex Corp.	1,556	0.71%	(7,030)
Illinois Tool Works, Inc.	203	0.60%	(7,566)
Lincoln Electric Holdings, Inc.	619	0.88%	(8,711)
Eaton Corporation plc	533	0.86%	(9,388)
AGCO Corp.	341	0.33%	(9,768)
Albany International Corp. — Class A	344	0.34%	(10,095)
Rockwell Automation, Inc.	180	0.56%	(10,123)
Masco Corp.	805	0.58%	(10,351)
MasTec, Inc.	363	0.25%	(10,809)
CH Robinson Worldwide, Inc.	768	1.05%	(10,947)
Arconic, Inc.	907	0.30%	(12,489)
Textron, Inc.	686	0.38%	(13,504)
Terex Corp.	938	0.28%	(13,574)
Honeywell International, Inc.	383	1.06%	(14,971)
FedEx Corp.	468	1.17%	(15,183)
Kennametal, Inc.	1,051	0.40%	(16,425)
Emerson Electric Co.	618	0.61%	(18,515)
Crane Co.	918	0.93%	(24,551)
Total Industrial			(267,577)
Technology
Activision Blizzard, Inc.	699	0.86%	2,643
Oracle Corp.	316	0.32%	(244)
Teradata Corp.	640	0.27%	(5,799)
Total Technology			(3,400)
Basic Materials
International Paper Co.	452	0.29%	(5,864)
Domtar Corp.	530	0.24%	(10,367)
Total Basic Materials			(16,231)
Total MS Long/Short Equity Long Custom Basket			$(1,278,987)

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Utilities
Dominion Energy, Inc.	1,274	(2.86)%	7,978
Sempra Energy	77	(0.29)%	2,623
WEC Energy Group, Inc.	356	(0.99)%	2,556
Eversource Energy	270	(0.65)%	2,489
MGE Energy, Inc.	223	(0.45)%	2,252
American States Water Co.	411	(1.04)%	1,439

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
American Water Works Company, Inc.	351	(1.30)%	$1,175
Alliant Energy Corp.	210	(0.31)%	1,022
California Water Service Group	573	(0.89)%	589
Atmos Energy Corp.	154	(0.47)%	87
NextEra Energy, Inc.	125	(0.93)%	(2,928)
Total Utilities			19,282
Financial
People's United Financial, Inc.	3,445	(1.18)%	20,434
Realty Income Corp.	852	(1.31)%	19,315
Cousins Properties, Inc.	1,424	(1.29)%	15,791
Essential Properties Realty Trust, Inc.	1,103	(0.45)%	14,787
Old National Bancorp	2,138	(0.87)%	14,053
WP Carey, Inc.	410	(0.74)%	13,663
Cadence BanCorp	1,059	(0.21)%	12,090
First Republic Bank	524	(1.33)%	11,772
BOK Financial Corp.	333	(0.44)%	11,766
Western Alliance Bancorporation	336	(0.32)%	9,088
Ameris Bancorp	478	(0.35)%	9,001
UDR, Inc.	962	(1.09)%	8,439
Atlantic Union Bankshares Corp.	544	(0.37)%	7,786
Valley National Bancorp	1,609	(0.36)%	7,627
First Midwest Bancorp, Inc.	790	(0.32)%	7,521
Global Net Lease, Inc.	1,032	(0.43)%	7,209
Glacier Bancorp, Inc.	613	(0.64)%	7,030
CareTrust REIT, Inc.	1,100	(0.50)%	6,022
Northwest Bancshares, Inc.	928	(0.33)%	4,957
Washington Real Estate Investment Trust	1,219	(0.90)%	4,545
CME Group, Inc. — Class A	123	(0.66)%	4,029
Alexandria Real Estate Equities, Inc.	379	(1.61)%	3,921
Agree Realty Corp.	756	(1.45)%	3,815
CenterState Bank Corp.	584	(0.31)%	3,753
Arthur J Gallagher & Co.	666	(1.68)%	3,514
UMB Financial Corp.	212	(0.30)%	3,351
Medical Properties Trust, Inc.	712	(0.38)%	2,738
Brown & Brown, Inc.	1,403	(1.57)%	2,627
Healthcare Realty Trust, Inc.	584	(0.50)%	2,619
Americold Realty Trust	3,431	(3.61)%	2,286
National Storage Affiliates Trust	554	(0.51)%	2,272
EastGroup Properties, Inc.	292	(0.94)%	1,726
Sun Communities, Inc.	363	(1.40)%	1,137
Columbia Financial, Inc.	1,181	(0.53)%	1,133
American Tower Corp. — Class A	105	(0.71)%	493
Progressive Corp.	286	(0.65)%	(45)
QTS Realty Trust, Inc. — Class A	730	(1.31)%	(4,017)
Crown Castle International Corp.	286	(1.28)%	(4,633)
RLI Corp.	650	(1.77)%	(4,942)
Equinix, Inc.	52	(1.00)%	(8,542)
Easterly Government Properties, Inc.	3,226	(2.46)%	(8,823)
Rexford Industrial Realty, Inc.	1,642	(2.08)%	(9,014)
SBA Communications Corp.	229	(1.91)%	(13,560)
Terreno Realty Corp.	1,194	(1.91)%	(13,835)
Total Financial			184,899
Technology
Autodesk, Inc.	203	(0.98)%	5,585
Broadcom, Inc.	100	(0.73)%	4,727
Twilio, Inc. — Class A	232	(0.64)%	4,416
Paychex, Inc.	190	(0.37)%	4,314
Workday, Inc. — Class A	49	(0.20)%	3,304
salesforce.com, Inc.	319	(1.42)%	2,991
HubSpot, Inc.	132	(0.54)%	2,944
Leidos Holdings, Inc.	211	(0.60)%	2,023
Elastic N.V.	221	(0.38)%	1,939
CACI International, Inc. — Class A	150	(0.98)%	1,888
EPAM Systems, Inc.	150	(0.86)%	1,755
Workiva, Inc.	368	(0.37)%	1,679
ServiceNow, Inc.	69	(0.61)%	1,464
Alteryx, Inc. — Class A	166	(0.49)%	1,300
Fair Isaac Corp.	22	(0.21)%	940
MongoDB, Inc.	92	(0.39)%	605
Black Knight, Inc.	543	(0.98)%	534
Coupa Software, Inc.	81	(0.35)%	492
Paycom Software, Inc.	31	(0.19)%	412
Smartsheet, Inc. — Class A	346	(0.44)%	154
Veeva Systems, Inc. — Class A	48	(0.23)%	(172)
ANSYS, Inc.	33	(0.24)%	(318)
Tyler Technologies, Inc.	40	(0.37)%	(340)
Appfolio, Inc. — Class A	58	(0.20)%	(646)
Monolithic Power Systems, Inc.	49	(0.25)%	(834)
Splunk, Inc.	177	(0.69)%	(1,604)
Five9, Inc.	181	(0.43)%	(3,259)
RingCentral, Inc. — Class A	47	(0.31)%	(4,065)
Total Technology			32,228
Industrial
TransDigm Group, Inc.	180	(1.78)%	23,755
Waste Management, Inc.	525	(1.50)%	12,495
Materion Corp.	345	(0.37)%	8,368
HEICO Corp.	141	(0.33)%	7,502
Tetra Tech, Inc.	375	(0.82)%	6,311
Roper Technologies, Inc.	86	(0.83)%	4,553
Sonoco Products Co.	431	(0.62)%	4,148
Casella Waste Systems, Inc. — Class A	650	(0.79)%	4,046
Republic Services, Inc. — Class A	225	(0.52)%	3,590
Ball Corp.	630	(1.26)%	12
Exponent, Inc.	546	(1.21)%	7
Total Industrial			74,787
Consumer, Cyclical
Copart, Inc.	718	(1.52)%	19,081
Steven Madden Ltd.	1	0.00%	8
Total Consumer, Cyclical			19,089
Communications
8x8, Inc.	1,316	(0.56)%	8,364
Q2 Holdings, Inc.	332	(0.61)%	4,764

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Proofpoint, Inc.	235	(0.75)%	$3,462
Trade Desk, Inc. — Class A	25	(0.15)%	718
Okta, Inc.	130	(0.49)%	(269)
Total Communications			17,039
Consumer, Non-cyclical
Equifax, Inc.	417	(1.54)%	11,861
Gartner, Inc.	156	(0.48)%	9,160
PayPal Holdings, Inc.	423	(1.25)%	3,541
CoStar Group, Inc.	57	(1.04)%	2,475
Verisk Analytics, Inc. — Class A	189	(0.81)%	2,267
ResMed, Inc.	48	(0.22)%	(680)
Avalara, Inc.	338	(0.78)%	(1,284)
Rollins, Inc.	1,169	(1.31)%	(1,296)
MarketAxess Holdings, Inc.	52	(0.53)%	(3,218)
Total Consumer, Non-cyclical			22,826
Basic Materials
Compass Minerals International, Inc.	540	(0.64)%	12,889
Kaiser Aluminum Corp.	294	(0.63)%	10,412
PPG Industries, Inc.	321	(0.83)%	8,928
RPM International, Inc.	767	(1.41)%	7,587
Linde plc	217	(1.16)%	6,140
Southern Copper Corp.	370	(0.32)%	5,197
Balchem Corp.	576	(1.76)%	4,620
Sherwin-Williams Co.	55	(0.78)%	2,270
Livent Corp.	1	0.00%	6
Newmont Corp.	1,291	(1.81)%	(1,667)
Total Basic Materials			56,382
Total MS Long/Short Equity Short Custom Basket			$426,532

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
GS LONG/SHORT EQUITY LONG CUSTOM BASKET
Industrial
Werner Enterprises, Inc.	1,140	0.84%	$7,306
Old Dominion Freight Line, Inc.	132	0.34%	4,525
Marten Transport Ltd.	1,121	0.46%	2,948
Kansas City Southern	196	0.52%	1,544
Schneider National, Inc. — Class B	952	0.38%	1,314
Knight-Swift Transportation Holdings, Inc.	479	0.33%	833
Heartland Express, Inc.	1,240	0.48%	(198)
Vishay Intertechnology, Inc.	792	0.24%	(1,140)
Mettler-Toledo International, Inc.	49	0.70%	(2,084)
Garmin Ltd.	252	0.39%	(2,767)
Union Pacific Corp.	190	0.56%	(3,405)
Landstar System, Inc.	454	0.90%	(3,590)
Oshkosh Corp.	239	0.32%	(3,609)
Westrock Co.	841	0.49%	(4,072)
Caterpillar, Inc.	360	0.87%	(4,513)
Regal Beloit Corp.	529	0.69%	(4,684)
Echo Global Logistics, Inc.	1,393	0.49%	(4,777)
Waters Corp.	174	0.66%	(5,800)
J.B. Hunt Transport Services, Inc.	245	0.47%	(5,916)
Gentex Corp.	1,556	0.72%	(6,993)
Illinois Tool Works, Inc.	203	0.60%	(7,592)
Lincoln Electric Holdings, Inc.	619	0.89%	(8,930)
Eaton Corporation plc	533	0.86%	(9,324)
AGCO Corp.	341	0.33%	(9,754)
CSX Corp.	644	0.77%	(9,773)
Albany International Corp. — Class A	344	0.34%	(10,113)
Rockwell Automation, Inc.	180	0.56%	(10,118)
Masco Corp.	805	0.58%	(10,345)
MasTec, Inc.	363	0.25%	(10,778)
FedEx Corp.	468	1.18%	(10,953)
CH Robinson Worldwide, Inc.	768	1.06%	(11,406)
Norfolk Southern Corp.	296	0.90%	(11,768)
Arconic, Inc.	907	0.30%	(12,479)
Terex Corp.	938	0.28%	(13,586)
Textron, Inc.	686	0.38%	(13,751)
Honeywell International, Inc.	383	1.06%	(15,080)
Kennametal, Inc.	1,051	0.41%	(15,476)
Emerson Electric Co.	618	0.61%	(18,581)
Crane Co.	918	0.94%	(24,715)
Total Industrial			(269,600)
Communications
Alphabet, Inc. — Class C	48	1.16%	(2,037)
Facebook, Inc. — Class A	264	0.91%	(2,527)
Cisco Systems, Inc.	363	0.30%	(2,899)
Charter Communications, Inc. — Class A	56	0.51%	(3,976)
Verizon Communications, Inc.	1,256	1.40%	(4,099)
Scholastic Corp.	513	0.27%	(4,162)
Comcast Corp. — Class A	377	0.27%	(4,166)
eBay, Inc.	728	0.45%	(5,229)
Altice USA, Inc. — Class A	982	0.45%	(6,428)
AT&T, Inc.	1,643	0.99%	(6,772)
GCI Liberty, Inc. — Class A	439	0.52%	(7,378)
Booking Holdings, Inc.	19	0.53%	(11,708)
News Corp. — Class A	3,153	0.59%	(11,859)
Discovery, Inc. — Class A	1,483	0.60%	(15,176)
AMC Networks, Inc. — Class A	1,049	0.53%	(16,280)
Yelp, Inc. — Class A	1,084	0.41%	(17,977)
Omnicom Group, Inc.	1,305	1.49%	(25,159)
Total Communications			(147,832)
Technology
Activision Blizzard, Inc.	699	0.86%	2,536
Oracle Corp.	316	0.32%	(1,763)
Teradata Corp.	640	0.27%	(5,542)
Total Technology			(4,769)
Consumer, Cyclical
Las Vegas Sands Corp.	104	0.09%	(2,480)
Hilton Worldwide Holdings, Inc.	96	0.14%	(3,978)
Delta Air Lines, Inc.	150	0.09%	(4,404)
Home Depot, Inc.	141	0.55%	(5,443)
JetBlue Airways Corp.	506	0.09%	(5,693)
Lowe's Companies, Inc.	170	0.30%	(6,133)
Starbucks Corp.	460	0.63%	(6,325)
MSC Industrial Direct Company, Inc. — Class A	338	0.39%	(6,779)
BorgWarner, Inc.	502	0.25%	(6,799)
Allegiant Travel Co. — Class A	83	0.14%	(7,130)
Lennar Corp. — Class A	382	0.30%	(7,794)
Gentherm, Inc.	830	0.54%	(8,026)
Aptiv plc	249	0.25%	(8,338)
Mohawk Industries, Inc.	134	0.21%	(8,497)
VF Corp.	214	0.24%	(8,942)
Cummins, Inc.	209	0.59%	(8,978)
Lear Corp.	238	0.40%	(9,511)
DR Horton, Inc.	784	0.55%	(9,579)
SkyWest, Inc.	268	0.15%	(9,744)
PulteGroup, Inc.	750	0.35%	(10,927)
Allison Transmission Holdings, Inc.	935	0.63%	(11,088)
Toll Brothers, Inc.	1,461	0.58%	(12,236)
Polaris, Inc.	253	0.25%	(13,463)
Extended Stay America, Inc.	2,043	0.31%	(14,824)
Brunswick Corp.	715	0.53%	(16,658)
Southwest Airlines Co.	789	0.58%	(17,320)
Autoliv, Inc.	551	0.53%	(17,486)
Whirlpool Corp.	301	0.54%	(19,816)
Wyndham Destinations, Inc.	737	0.33%	(21,271)
General Motors Co.	1,343	0.58%	(21,412)
Carnival Corp.	1,043	0.29%	(30,125)
Total Consumer, Cyclical			(341,199)
Consumer, Non-cyclical
Eli Lilly & Co.	316	0.91%	9,916
Gilead Sciences, Inc.	489	0.76%	4,290
CVS Health Corp.	654	0.81%	3,505
JM Smucker Co.	392	0.90%	2,887
United Therapeutics Corp.	305	0.60%	1,585

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cardinal Health, Inc.	851	0.85%	$1,318
Cal-Maine Foods, Inc.	295	0.27%	1,194
McKesson Corp.	543	1.52%	1,192
Baxter International, Inc.	196	0.33%	694
General Mills, Inc.	813	0.89%	296
Thermo Fisher Scientific, Inc.	53	0.31%	(475)
Laboratory Corporation of America Holdings	79	0.21%	(488)
Kellogg Co.	760	0.95%	(607)
Amgen, Inc.	311	1.31%	(858)
BioMarin Pharmaceutical, Inc.	229	0.40%	(1,158)
Halozyme Therapeutics, Inc.	993	0.37%	(1,250)
STERIS plc	173	0.50%	(1,358)
Becton Dickinson and Co.	137	0.65%	(1,504)
John B Sanfilippo & Son, Inc.	328	0.61%	(1,549)
Ingredion, Inc.	345	0.54%	(1,632)
Conagra Brands, Inc.	574	0.35%	(1,654)
Mondelez International, Inc. — Class A	411	0.43%	(1,827)
Kimberly-Clark Corp.	399	1.06%	(2,220)
Abbott Laboratories	522	0.86%	(2,235)
Philip Morris International, Inc.	433	0.66%	(2,455)
PepsiCo, Inc.	191	0.48%	(2,622)
TreeHouse Foods, Inc.	669	0.61%	(2,788)
Illumina, Inc.	52	0.29%	(3,216)
Innoviva, Inc.	1,603	0.39%	(3,301)
Alexion Pharmaceuticals, Inc.	212	0.40%	(3,639)
Johnson & Johnson	476	1.30%	(3,801)
Archer-Daniels-Midland Co.	568	0.41%	(4,312)
Integer Holdings Corp.	365	0.48%	(5,570)
Merck & Company, Inc.	828	1.32%	(5,772)
Edwards Lifesciences Corp.	134	0.52%	(6,052)
Procter & Gamble Co.	553	1.26%	(6,778)
Coca-Cola Co.	705	0.65%	(7,825)
Herbalife Nutrition Ltd.	596	0.36%	(8,608)
Medtronic plc	575	1.08%	(9,403)
Jazz Pharmaceuticals plc	296	0.61%	(9,416)
Macquarie Infrastructure Corp.	691	0.36%	(10,985)
Post Holdings, Inc.	564	0.97%	(12,377)
Hologic, Inc.	1,037	0.76%	(14,698)
Pfizer, Inc.	1,865	1.26%	(16,703)
Sysco Corp.	1,130	1.07%	(19,184)
Molson Coors Beverage Co. — Class B	1,479	1.20%	(23,079)
Total Consumer, Non-cyclical			(174,522)
Energy
Phillips 66	172	0.19%	(5,341)
Kinder Morgan, Inc.	1,358	0.39%	(9,316)
HollyFrontier Corp.	670	0.34%	(11,344)
Valero Energy Corp.	361	0.34%	(11,901)
Devon Energy Corp.	1,088	0.16%	(16,202)
Delek US Holdings, Inc.	855	0.28%	(16,834)
Chevron Corp.	369	0.56%	(18,045)
CVR Energy, Inc.	734	0.25%	(21,584)
Exxon Mobil Corp.	921	0.73%	(31,597)
Total Energy			(142,164)
Financial
Berkshire Hathaway, Inc. — Class B	57	0.22%	79
Lexington Realty Trust	5,305	1.09%	(2,310)
Northern Trust Corp.	158	0.25%	(5,162)
Sunstone Hotel Investors, Inc.	2,820	0.51%	(5,748)
Travelers Companies, Inc.	168	0.35%	(6,678)
Kennedy-Wilson Holdings, Inc.	1,286	0.36%	(11,695)
Summit Hotel Properties, Inc.	5,088	0.45%	(15,805)
Brixmor Property Group, Inc.	2,004	0.40%	(21,015)
Weingarten Realty Investors	1,910	0.57%	(27,234)
Total Financial			(95,568)
Utilities
NiSource, Inc.	538	0.28%	(763)
Avista Corp.	206	0.18%	(800)
Evergy, Inc.	371	0.42%	(3,530)
FirstEnergy Corp.	1,309	1.09%	(3,880)
Entergy Corp.	166	0.32%	(3,916)
Southern Co.	699	0.79%	(3,997)
Portland General Electric Co.	661	0.66%	(4,091)
Pinnacle West Capital Corp.	296	0.47%	(4,783)
OGE Energy Corp.	593	0.38%	(7,658)
AES Corp.	3,369	0.95%	(8,466)
ALLETE, Inc.	450	0.57%	(9,058)
Exelon Corp.	1,252	0.96%	(10,730)
PPL Corp.	1,924	0.99%	(12,003)
National Fuel Gas Co.	1,101	0.85%	(15,884)
Public Service Enterprise Group, Inc.	1,173	1.09%	(17,010)
NRG Energy, Inc.	1,839	1.04%	(20,237)
Vistra Energy Corp.	2,343	0.78%	(22,478)
Total Utilities			(149,284)
Basic Materials
International Paper Co.	452	0.29%	(5,854)
Domtar Corp.	530	0.24%	(9,456)
Total Basic Materials			(15,310)
Total GS Long/Short Equity Long Custom Basket			$(1,340,248)

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Financial
Realty Income Corp.	852	(1.40)%	19,204
People's United Financial, Inc.	3,445	(1.26)%	16,837
Cousins Properties, Inc.	1,424	(1.38)%	15,766
Essential Properties Realty Trust, Inc.	1,103	(0.48)%	14,750
Cadence BanCorp	1,059	(0.23)%	12,082
BOK Financial Corp.	333	(0.47)%	11,521

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
First Republic Bank	524	(1.42)%	$10,792
UDR, Inc.	962	(1.16)%	9,665
Western Alliance Bancorporation	336	(0.34)%	9,086
Ameris Bancorp	478	(0.38)%	9,029
Atlantic Union Bankshares Corp.	544	(0.39)%	7,917
First Midwest Bancorp, Inc.	790	(0.35)%	7,523
Old National Bancorp	2,138	(0.93)%	7,509
Global Net Lease, Inc.	1,032	(0.46)%	7,197
Alexandria Real Estate Equities, Inc.	379	(1.72)%	6,093
CareTrust REIT, Inc.	1,100	(0.54)%	5,975
Valley National Bancorp	1,609	(0.39)%	5,033
Northwest Bancshares, Inc.	928	(0.35)%	4,939
Washington Real Estate Investment Trust	1,219	(0.96)%	4,582
Glacier Bancorp, Inc.	613	(0.69)%	4,227
CME Group, Inc. — Class A	123	(0.70)%	4,064
CenterState Bank Corp.	584	(0.33)%	3,836
Agree Realty Corp.	756	(1.55)%	3,814
Arthur J Gallagher & Co.	666	(1.79)%	3,682
EastGroup Properties, Inc.	292	(1.01)%	3,522
UMB Financial Corp.	212	(0.32)%	3,368
Healthcare Realty Trust, Inc.	584	(0.54)%	2,736
Medical Properties Trust, Inc.	711	(0.41)%	2,718
Brown & Brown, Inc.	1,403	(1.68)%	2,625
National Storage Affiliates Trust	554	(0.54)%	2,432
Sun Communities, Inc.	363	(1.50)%	1,804
Columbia Financial, Inc.	1,181	(0.56)%	899
American Tower Corp. — Class A	105	(0.76)%	539
RLI Corp.	650	(1.89)%	132
Progressive Corp.	286	(0.70)%	(15)
Rexford Industrial Realty, Inc.	1,642	(2.22)%	(1,695)
Crown Castle International Corp.	286	(1.36)%	(2,271)
QTS Realty Trust, Inc. — Class A	730	(1.40)%	(4,018)
Terreno Realty Corp.	1,194	(2.04)%	(5,247)
Equinix, Inc.	52	(1.07)%	(5,762)
Easterly Government Properties, Inc.	3,226	(2.62)%	(8,932)
SBA Communications Corp.	229	(2.04)%	(10,184)
Total Financial			187,774
Technology
Autodesk, Inc.	203	(1.05)%	5,115
Broadcom, Inc.	100	(0.78)%	4,897
Twilio, Inc. — Class A	232	(0.69)%	4,508
Paychex, Inc.	190	(0.39)%	4,324
Workday, Inc. — Class A	49	(0.21)%	3,345
Elastic N.V.	221	(0.41)%	3,280
HubSpot, Inc.	132	(0.58)%	3,175
salesforce.com, Inc.	319	(1.52)%	2,665
Leidos Holdings, Inc.	211	(0.64)%	2,017
CACI International, Inc. — Class A	150	(1.05)%	1,964
Alteryx, Inc. — Class A	166	(0.52)%	1,924
EPAM Systems, Inc.	150	(0.92)%	1,694
Workiva, Inc.	368	(0.39)%	1,642
ServiceNow, Inc.	69	(0.65)%	1,501
Coupa Software, Inc.	81	(0.37)%	1,088
Fair Isaac Corp.	22	(0.22)%	945
MongoDB, Inc.	92	(0.41)%	882
Paycom Software, Inc.	31	(0.21)%	825
Black Knight, Inc.	543	(1.04)%	619
Veeva Systems, Inc. — Class A	48	(0.25)%	318
Smartsheet, Inc. — Class A	346	(0.47)%	227
Tyler Technologies, Inc.	40	(0.39)%	(336)
ANSYS, Inc.	33	(0.25)%	(514)
Appfolio, Inc. — Class A	58	(0.21)%	(667)
Splunk, Inc.	177	(0.74)%	(1,315)
Monolithic Power Systems, Inc.	49	(0.27)%	(1,732)
Five9, Inc.	181	(0.46)%	(3,157)
RingCentral, Inc. — Class A	47	(0.33)%	(3,900)
Total Technology			35,334
Utilities
Dominion Energy, Inc.	391	(0.93)%	2,631
Sempra Energy	77	(0.29)%	2,590
WEC Energy Group, Inc.	356	(1.04)%	2,574
Eversource Energy	270	(0.70)%	2,521
MGE Energy, Inc.	223	(0.48)%	2,237
American Water Works Company, Inc.	351	(1.39)%	1,521
American States Water Co.	411	(1.11)%	1,496
Alliant Energy Corp.	210	(0.33)%	971
Atmos Energy Corp.	154	(0.50)%	671
California Water Service Group	573	(0.95)%	606
NextEra Energy, Inc.	125	(0.99)%	(2,473)
Total Utilities			15,345
Consumer, Non-cyclical
Equifax, Inc.	417	(1.64)%	11,869
Gartner, Inc.	156	(0.51)%	9,148
PayPal Holdings, Inc.	423	(1.34)%	3,762
CoStar Group, Inc.	57	(1.11)%	2,430
Verisk Analytics, Inc. — Class A	189	(0.87)%	2,284
MarketAxess Holdings, Inc.	52	(0.57)%	507
Avalara, Inc.	338	(0.83)%	(420)
ResMed, Inc.	48	(0.23)%	(664)
Rollins, Inc.	1,168	(1.39)%	(1,277)
Total Consumer, Non-cyclical			27,639
Communications
8x8, Inc.	1,316	(0.60)%	8,335
Q2 Holdings, Inc.	332	(0.65)%	5,369
Proofpoint, Inc.	235	(0.80)%	2,322
Trade Desk, Inc. — Class A	25	(0.16)%	983
Okta, Inc.	130	(0.52)%	315
Total Communications			17,324
Basic Materials
PPG Industries, Inc.	321	(0.89)%	10,174
Compass Minerals International, Inc.	540	(0.69)%	9,998
Kaiser Aluminum Corp.	294	(0.67)%	7,974

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Linde plc	217	(1.24)%	$6,831
Southern Copper Corp.	370	(0.34)%	5,208
RPM International, Inc.	767	(1.51)%	4,481
Sherwin-Williams Co.	55	(0.83)%	2,727
Balchem Corp.	576	(1.88)%	(1,150)
Newmont Corp.	1,291	(1.93)%	(1,726)
Total Basic Materials			44,517
Industrial
TransDigm Group, Inc.	180	(1.90)%	25,691
Waste Management, Inc.	525	(1.60)%	12,447
Materion Corp.	345	(0.40)%	10,412
HEICO Corp.	141	(0.35)%	7,669
Tetra Tech, Inc.	375	(0.87)%	6,277
Roper Technologies, Inc.	86	(0.89)%	4,601
Sonoco Products Co.	431	(0.66)%	4,216
Casella Waste Systems, Inc. — Class A	650	(0.84)%	4,054
Republic Services, Inc. — Class A	225	(0.56)%	3,571
Ball Corp.	630	(1.35)%	2,277
Exponent, Inc.	546	(1.30)%	63
Total Industrial			81,278
Consumer, Cyclical
Copart, Inc.	718	(1.62)%	19,123
Total GS Long/Short Equity Short Custom Basket			$428,334

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2020.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity custom basket swap collateral at March 31, 2020.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at March 31, 2020.
[6]	Repurchase Agreements — See Note 4.

GS — Goldman Sachs International
LP — Limited Partnership
MLP — Master Limited Partnership
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,800,133	$—	$—	$11,800,133
Rights	23,457	—	—	23,457
Mutual Funds	5,092,528	—	—	5,092,528
Closed-End Funds	2,314,911	—	—	2,314,911
U.S. Treasury Bills	—	5,294,427	—	5,294,427
Repurchase Agreements	—	3,063,391	—	3,063,391
Interest Rate Futures Contracts**	117,728	24,771	—	142,499
Currency Futures Contracts**	160,300	—	—	160,300
Equity Futures Contracts**	185,020	—	—	185,020
Commodity Futures Contracts**	1,047,060	—	—	1,047,060
Equity Custom Basket Swap Agreements**	—	4,459,372	—	4,459,372
Total Assets	$20,741,137	$12,841,961	$—	$33,583,098

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,917,506	$—	$—	$1,917,506
Exchange-Traded Funds	2,561,667	—	—	2,561,667
Options Written	722	—	—	722
Interest Rate Futures Contracts**	—	1,836	—	1,836
Currency Futures Contracts**	11,099	—	—	11,099
Equity Futures Contracts**	4,144	—	—	4,144
Commodity Futures Contracts**	615,015	—	—	615,015
Equity Custom Basket Swap Agreements**	—	3,373,143	—	3,373,143
Total Liabilities	$5,110,153	$3,374,979	$—	$8,485,132

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2019, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180419000405/gug78512-ncsr.htm.

Transactions during the period ended March 31, 2020, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Shares 03/31/20	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,129,718	$266,556	$(2,310,000)	$(54,252)	$(41,353)	$1,990,669	82,772	$16,790
Guggenheim Strategy Fund III	2,052,661	106,735	(1,320,000)	(35,614)	(5,504)	798,278	33,165	6,836
Guggenheim Ultra Short Duration Fund — Institutional Class	5,376,078	267,050	(3,300,000)	(246)	(39,301)	2,303,581	235,781	17,301
	$11,558,457	$640,341	$(6,930,000)	$(90,112)	$(86,158)	$5,092,528		$40,927

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Multi-Hedge Strategies Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investmentsconsistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Index Exposure: the use of an instrument ot obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2020, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.01%			2.00%
Due 04/01/20	$129,371,353	$129,371,389	11/30/22	$125,405,900	$131,958,818

BofA Securities, Inc.			U.S. Treasury Note
0.00%			2.13%
Due 04/01/20	49,758,213	49,758,213	08/15/21	49,322,100	50,753,381

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$1,718,778	$-	$(1,232,794)	$(1,232,794)
Managed Futures Strategy Fund	43,412,755	3,116,897	(2,460,138)	656,759
Multi-Hedge Strategies Fund	24,026,997	7,255,625	(6,184,656)	1,070,969

Note 6 - COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.